Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.29%
Air Freight & Logistics–2.82%
FedEx Corp.	78,686	$19,345,740
Application Software–3.39%
CDK Global, Inc.	540,698	23,233,793
Asset Management & Custody Banks–3.81%
Bank of New York Mellon Corp. (The)	441,507	26,163,705
Automobile Manufacturers–2.07%
General Motors Co.(b)	268,793	14,173,455
Building Products–2.49%
Johnson Controls International PLC	234,987	17,076,505
Construction Machinery & Heavy Trucks–5.93%
Caterpillar, Inc.	96,719	19,494,681
Wabtec Corp.	238,262	21,181,492
		40,676,173
Diversified Banks–13.58%
Bank of America Corp.	611,698	28,223,745
Citigroup, Inc.	383,249	24,957,175
Wells Fargo & Co.	743,591	40,005,196
		93,186,116
Electrical Components & Equipment–4.77%
Eaton Corp. PLC	106,373	16,852,674
Emerson Electric Co.	172,205	15,834,250
		32,686,924
Health Care Distributors–3.20%
Henry Schein, Inc.(b)	291,616	21,958,685
Health Care Equipment–3.22%
Becton, Dickinson and Co.	86,899	22,084,512
Health Care Facilities–2.86%
Universal Health Services, Inc., Class B	150,768	19,608,886
Integrated Oil & Gas–2.48%
Chevron Corp.	129,477	17,004,214
IT Consulting & Other Services–5.69%
Cognizant Technology Solutions Corp., Class A	275,194	23,507,072
DXC Technology Co.(b)	516,414	15,533,733
		39,040,805
Shares		Value
Managed Health Care–5.63%
Anthem, Inc.	87,511	$38,591,476
Multi-line Insurance–3.77%
American International Group, Inc.	448,248	25,886,322
Oil & Gas Exploration & Production–7.29%
Marathon Oil Corp.	1,310,163	25,508,874
Pioneer Natural Resources Co.	112,033	24,522,903
		50,031,777
Packaged Foods & Meats–3.85%
Kraft Heinz Co. (The)	737,284	26,394,767
Pharmaceuticals–7.47%
Johnson & Johnson	150,894	25,997,527
Merck & Co., Inc.	309,562	25,223,112
		51,220,639
Regional Banks–2.21%
Citizens Financial Group, Inc.	293,922	15,128,165
Semiconductors–2.48%
NXP Semiconductors N.V. (China)	82,895	17,029,949
Soft Drinks–4.50%
Coca-Cola Co. (The)	506,185	30,882,347
Systems Software–1.65%
Microsoft Corp.	36,370	11,310,343
Tobacco–3.13%
Philip Morris International, Inc.	208,760	21,470,966
Total Common Stocks & Other Equity Interests (Cost $502,677,014)		674,186,264
Money Market Funds–1.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	3,839,967	3,839,967
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	2,755,569	2,755,845
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	4,388,534	4,388,534
Total Money Market Funds (Cost $10,984,616)		10,984,346
TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $513,661,630)		685,170,610
OTHER ASSETS LESS LIABILITIES—0.11%		780,516
NET ASSETS–100.00%		$685,951,126

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,015,602	$19,345,032	$(20,520,667)	$-	$-	$3,839,967	$709
Invesco Liquid Assets Portfolio, Institutional Class	3,582,518	13,817,880	(14,644,071)	(270)	(212)	2,755,845	229
Invesco Treasury Portfolio, Institutional Class	5,732,116	22,108,608	(23,452,190)	-	-	4,388,534	319
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,768,135	(5,768,135)	-	-	-	2*
Invesco Private Prime Fund	-	13,458,981	(13,458,981)	-	-	-	77*
Total	$14,330,236	$74,498,636	$(77,844,044)	$(270)	$(212)	$10,984,346	$1,336

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Comstock Select Fund